Summary of Significant Accounting Policies (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Annual gross revenues	$ 1,235,000,000
Non-convertible debt	1,000,000,000	$ 1,000,000,000
Ordinary share value	$ 150,000,000
Sponsor fee		4,000,000
Business combination related costs		4,000,000
SPAC transaction expense		$ 4,000,000
Success fee, percentage		2.00%
Advisory amount		$ 24,000,000
Corporate tax rate	0.00%	0.00%
Unrecognized tax benefits
Payment of interest and penalties
Stablecoins balances	8,200,000	8,200,000	5,100,000
Non-Affiliates [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share value	700,000,000
Tax provision
Coinshares International Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Tax provision		449,000	935,000	715,000
Net unrealized transactions gains		11,500,000	6,900,000	3,200,000
Net realized transactions gains losses		1,100,000	(0.3)	$ 100,000
Loans Payable	69,800,000	$ 69,800,000	197,300,000
Value of certificates in coinshares		10,000,000
Solana seed balance amount	155,100,000	$ 155,100,000	$ 224,200,000
Deferred transaction Costs		$ 3,800,000
Coinshares International Limited [Member] | Third Party [Member]
Summary of Significant Accounting Policies [Line Items]
Value of certificates in coinshares		1,000,000
Minimum [Member] | Coinshares International Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of dividend		20.00%
Maximum [Member] | Coinshares International Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of dividend		40.00%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share value	$ 150,000,000
Common Stock [Member] | Holdco [Member]
Summary of Significant Accounting Policies [Line Items]
SPAC per share (in Dollars per share)		$ 10
Forfeited amount		$ 4,000,000